APPLETON FUNDS                                    APPLETON FUNDS

                                                  P.O. BOX 5354
                                                  CINCINNATI, OHIO 45201-5354
                                                  TEL. 871 71 APPLE

May 5, 2003

Securities and Exchange Commission
Public Filing Desk
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:  The Appleton Funds
     File Nos. 333-49374; 811-10201

Ladies and Gentlemen:

Pursuant  to Rule  497(j)  under the  Securities  Act of 1933,  the  undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to Registrant's registration statement on Form N-1A and (ii) the text of the most recent amendment (Post-Effective Amendment No. 2) has been filed electronically.

Very truly yours,

/s/ Jay S. Fitton

Jay S. Fitton
Assistant Secretary

                   DISTRIBUTED BY IFS FUND DISTRIBUTORS, INC.
                 221 EAST FOURTH STREET o CINCINNATI, OHIO 45202